Property, Plant and Equipment	12 Months Ended
Mar. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following as of March 31, 2019 and 2018:

	As of March 31,
	2019	2018
Buildings	$9,273,325	$9,481,048
Machinery	2,150,738	2,471,925
Furniture, fixture and electronic equipment	172,552	179,173
Vehicles	68,360	73,202
Total property plant and equipment, at cost	11,664,975	12,205,348
Less: accumulated depreciation	(3,857,930)	(3,414,795)
Property, plant and equipment, net	$7,807,045	$8,790,553

As of March 31, 2019 and 2018, the Company pledged its building with a carrying value of approximately $3.1 million and $3.3 million, respectively, as the collateral for short-term bank loans (see Note 9).

Depreciation expense was $682,462 and $119,762 for the years ended March 31, 2019 and 2018, respectively. Capitalized depreciation in inventories was $568,017 and $569,238 for the years ended March 31, 2019 and 2018, respectively.